Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

NOTE 13. NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(30,637)	$(31,669)
Denominator:
Weighted average common shares outstanding	12,363,677	2,697,181
Less: Weighted-average unvested restricted shares	(685,129)	(967,363)
Less: Weighted-average shares subject to earnout	(284,795)	—
Weighted average shares used to compute basic and diluted net loss per share	11,393,753	1,729,818
Net loss per share attributable to common stockholders – basic and diluted	$(2.69)	$(18.31)

As a result of the Business Combination, the Company has retroactively adjusted the weighted-average number of shares of common stock outstanding prior to the Closing Date by multiplying them by the exchange ratio of 0.2823780 used to determine the number of shares of the Company’s common stock into which they were exchanged. The common stock issued as a result of the redeemable convertible preferred stock conversion on the Closing Date was included in the basic net loss per share calculation on a prospective basis. Earnout Shares were not included in the net loss per share as the triggering events are contingent upon the Company’s common stock price exceeding specific thresholds, which were not met as of December 31, 2021.

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect were as follows:

	December 31,
	2021	2020
Common stock warrants	4,999,883	—
Outstanding and issued common stock options	2,660,383	2,983,574
Unvested restricted common stock	541,225	823,603
Convertible preferred stock	—	15,480,195
Total	8,201,491	19,287,372